Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Income Before Provision for Income Taxes	The components of income before income tax expense are as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$280,310	$323,726	$243,988
United States	41,950	21,073	27,499
Other	58,945	82,190	93,127
Income before income tax expense	$381,205	$426,989	$364,614

Summary of Components of Provision for Income Taxes	The components of income tax expense are as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Income tax expense:
Current tax expense:
Ireland	$28,963	$35,955	$28,042
United States	3,022	5,073	2,885
Other	14,963	11,642	9,379
Total current tax expense	46,948	52,670	40,306

Deferred tax expense/ (benefit):
Ireland	1,654	2,833	1,054
United States	4,577	(3,502)	875
Other	(5,304)	(868)	(277)
Total deferred tax expense/ (benefit)	927	(1,537)	1,652

Income tax expense allocated to continuing operations	47,875	51,133	41,958

Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	68	25	119
Fair value of cash flow hedge	—	—	(148)

Total	$47,943	$51,158	$41,929

Schedule of Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate	The Company's consolidated reported income tax expense differed from the amount that would result from applying the Irish statutory rate as set forth below:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2019:12.5%; 2018:12.5%)	$47,651	$53,374	$45,577
Foreign and other income taxed at higher rates	7,943	7,356	7,649
Research & development tax incentives	(1,243)	(893)	(1,243)
Movement in valuation allowance	3,581	(10)	5,667
Effects of change in tax rates	108	359	(147)
Decrease in unrecognized tax benefits	(1,672)	(1,273)	(5,423)
Impact of stock compensation	(5,150)	(7,383)	(8,301)
Other	(3,343)	(397)	(1,821)
Income tax expense	$47,875	$51,133	$41,958

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31, 2020	December 31, 2019
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$1,359	$1,102
Right-of-use-assets	9,402	11,838
Goodwill	31,629	27,590
Intangible assets	13,398	11,805
Other	1,009	6,284
Total deferred tax liabilities recognized	56,797	58,619

Deferred tax assets:
Operating loss and tax credits carryforwards	42,794	37,865
Property, plant and equipment	6,040	5,257
Lease liabilities	9,394	11,754
Accrued expenses and payments on account	24,368	26,380
Stock compensation	3,672	5,009
Deferred compensation	3,184	2,744
Unearned revenue	2,257	3,933
Other	155	604
Total deferred tax assets	91,864	93,546
Valuation allowance for deferred tax assets	(32,768)	(27,721)
Deferred tax assets recognized	59,096	65,825
Overall net deferred tax asset	$2,299	$7,206

Schedule of Expected Expiry Dates of NOL's	The expected expiry dates of these US losses are as follows:

	Federal NOL's	State NOL's
	(in thousands)
2022-2035	$13,295	$51,092
2037	1,921	—
Indefinite	1,363	49

	$16,579	$51,141

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Unrecognized tax benefits at start of year	$20,156	$21,433	$23,720
Increase related to prior year tax positions	401	—	2,084
Decrease related to prior year tax positions	(1,271)	—	(2,915)
Increase related to current year tax positions	2,931	1,588	3,065
Settlements	(369)	(347)	(182)
Lapse of statute of limitations	(2,770)	(2,518)	(4,339)
Unrecognized tax benefits at end of year	$19,078	$20,156	$21,433